Significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Text Block [Abstract]
Summary of Principal subsidiaries and their geographic location	The Company’s principal subsidiaries and their geographic location as at
July
 3
1
, 2021 was as follows:

Company	Location	Ownership interest
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Holdings Corp.	Ontario, Canada	100%
The Company’s principal subsidiaries and their geographic location as at October 31, 2020 was as follows:

Company	Location	Ownership interest
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%

Summary of detailed information about estimated useful lives property plant and machinery	The estimated useful lives are as follows:

Vehicles	5 years
Plant equipment	5 years
Storage containers	10 years
Leasehold improvements	Shorter of term of lease or estimated useful life

Summary of classification and measurement basis of financial instruments
The classification and measurement basis of the Company’s financial instruments are as follows:

Financial Instrument	Measurement

Cash	Amortized cost
Trade accounts receivables	FVTPL
Other accounts receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Restricted share units	FVTPL
Loans payable	Amortized cost
Lease liabilities	Amortized cost
Convertible debt	Amortized cost
Conversion feature of convertible debt	FVTPL